Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 22,583	$ 17,655
Restricted cash	0	3,254
Accounts receivable and other receivables	92,453	100,867
Unbilled revenues	23,420	17,272
Tax credits receivable	9,944	8,515
Prepaids	7,680	6,162
Total current assets	156,080	153,725
Non-current assets
Tax credits receivable	12,108	11,873
Other assets	1,111	1,303
Property and equipment	8,724	10,412
Right-of-use assets	9,353	15,146
Intangibles	104,335	101,927
Deferred tax assets	5,997	7,247
Goodwill	166,393	146,088
Total assets	464,101	447,721
Current liabilities
Accounts payable and accrued liabilities	91,263	89,660
Deferred revenues	22,275	20,409
Current portion of lease liabilities	3,873	3,510
Current portion of long-term debt	12,808	19,316
Total current liabilities	130,219	132,895
Non-current liabilities
Long-term debt	114,382	87,360
Contingent consideration recognised as of acquisition date	9,157	0
Lease liabilities	14,643	17,753
Deferred tax liabilities	8,632	9,962
Total liabilities	277,033	247,970
Shareholders' equity
Share capital	311,967	305,222
Deficit	(141,481)	(111,654)
Accumulated other comprehensive income (loss)	4,610	(947)
Contributed surplus	11,972	7,130
Shareholders' equity	187,068	199,751
Equity and liabilities	$ 464,101	$ 447,721